Derivative instruments and risk management - Offsetting (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Derivative assets
Derivative assets, Gross fair value recognized	$ 11,321	$ 37,055
Derivative assets, Offset applied under master netting agreements	(2,197)	(6,959)
Derivative assets, Net fair value presented in the consolidated balance sheets	9,124	30,096
Derivative assets, Positions not offset in the consolidated balance sheets, Gross fair value of derivatives	0	0
Derivative assets, Positions not offset in the consolidated balance sheets, Cash collateral received/paid	(6,196)	(8,292)
Derivative assets, Net exposures	2,928	21,804
Derivative liabilities
Derivative liabilities, Gross fair value recognized	12,665	18,280
Derivative liabilities, Offset applied under master netting agreements	(2,197)	(6,959)
Derivative liabilities, Net fair value presented in the consolidated balance sheets	10,468	11,321
Derivative liabilities, Positions not offset in the consolidated balance sheets, Gross fair value of derivatives	0	0
Derivative liabilities, Positions not offset in the consolidated balance sheets, Cash collateral received/paid	0	0
Derivative liabilities, Net exposures	10,468	11,321
Net fair value	$ (1,344)	$ 18,775